Convertible loans - Change in Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Convertible loans, derivatives, change in fair value income	$ 0	$ 14,455	$ 0	$ 30,310
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible loans, derivatives, change in fair value income		8,860		18,378
Facility Agreement With Deerfield Partners, L.P., Tranche Two After FDA Approval
Disclosure of detailed information about borrowings [line items]
Convertible loans, derivatives, change in fair value income		$ 5,595		$ 11,932